STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Warrants Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Jul. 31, 2014	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2014	Jun. 12, 2012
Class of Warrant or Right [Line Items]
Warrants outstanding	24,803,409		24,803,409
Expense recorded due to the change in the fair value of the warrants				$ 3,090
Income recorded due to the change in the fair value of the warrants			184,448
Stock based compensation expense	166,391	131,294	659,435	367,062
Class of Warrant or Right, Unissued	1,187,325		1,187,325
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued							41,659
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						66,574		23,549,510
Financing And Security Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued	41,659		41,659				41,659	41,659
Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants									140,779
Warrants Issued to Placement Agent [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants					49,854
Expected term					5 years
Volatility rate					74.60%
Risk-free interest rate					1.72%
Warrants Issued to Placement Agent [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						112,001
Warrants Issued to Placement Agent [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued					38,259
Warrants Issued to Executive Officers [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants					$ 2.125
Fair value of warrants					137,770
Expected term					5 years
Volatility rate					74.60%
Risk-free interest rate					1.63%
Number of executive officers to whom warrants issued					2
Vesting period					6 years
Stock based compensation expense			137,770
Warrants Issued to Executive Officers [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						309,967
Warrants Issued to Executive Officers [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued					105,881
Warrants Issued to Executive Officers [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						309,967
Private Placement Offering and Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued			23,549,510
Warrants outstanding	23,549,510		23,549,510			23,549,510
Fair value of warrants	11,410,859		16,065,396			16,261,784
Expected term	4 years 3 months 29 days		4 years 6 months 29 days			5 years
Volatility rate	105.20%		99.80%			105.40%
Risk-free interest rate	1.21%		1.53%			1.77%
Warrants Issued to Investors in Private Placement Offering [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						21,549,510
Exercise price of warrants						$ 2.00
Warrants Issued to Placement Agents in Private Placement Offering [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						2,000,000
Exercise price of warrants						$ 1.00
Warrants Associated with Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued					694,443
Exercise price of warrants					$ 0.27
Warrants Associated with Convertible Promissory Notes [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued					765,357
Square One Bank [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued	66,574		66,574
Warrants outstanding			66,574
Fair value of warrants	7,292		10,169	7,536
Expected term	4 years 2 months 16 days
Volatility rate	105.20%
Risk-free interest rate	1.13%
Square One Bank [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued			41,659							7,715
Exercise price of warrants										$ 1.16
Term of warrants							7 years
Square One Bank [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						12,329
Exercise price of warrants						$ 0.73
Expected term			4 years 5 months 12 days	5 years 8 months 12 days
Volatility rate			99.80%	74.30%
Risk-free interest rate			1.65%	1.75%
Square One Bank [Member] | Financing And Security Agreement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued			66,574
Square One Bank [Member] | Financing And Security Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued			66,574
Lender [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants	$ 30,767		$ 43,237	$ 33,930
Expected term	3 years 8 months 9 days
Volatility rate	105.20%
Risk-free interest rate	1.13%
Lender [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued								33,944
Exercise price of warrants								$ 1.16
Term of warrants								7 years
Lender [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of the common stock issued						54,245
Exercise price of warrants						$ 0.73
Expected term			3 years 11 months 5 days	4 years 10 months 24 days
Volatility rate			99.80%	74.30%
Risk-free interest rate			1.375%	1.75%